Financial Instruments Risk - Aging of Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	$ 41,965	$ 35,018
0 – 60 days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	41,335	30,094
61+ days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	$ 630	$ 4,924